Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Litigation

The Company recognizes a liability for loss contingencies when it believes it is probable a liability has occurred, and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, the Company accrues the minimum amount in the range. The Company has established an accrual for those legal proceedings and regulatory matters for which a loss is both probable and the amount can be reasonably estimated.

On May 4, 2023 Alternus received notice that Solartechnik, an international group specializing in solar installations, filed an arbitration claim against Alternus Energy Group PLC (“AEG”), Solis Bond Company DAC, and ALT POL HC 01 SP. Z.o.o. (AEG is the Company’s majority shareholder; Solis Bond Company and ALT POL HC 01 were sold to a third party and are no longer subsidiaries of the Company) in the Court of Arbitration at the Polish Chamber of Commerce, claiming that PLN 24,980,589 (approximately $5.8 million) is due and owed to Solartechnik pursuant to a preliminary share purchase agreement by and among the parties that did not ultimately close, plus costs, expenses, legal fees and interest. The Company has accrued a liability for this loss contingency in the amount of approximately $6.8 million, which represents the contractual amount allegedly owed. On October 11, 2024 the Company was informed that the arbitration court at the Polish Chamber of Commerce in Warsaw ruled in favour of Solartechnik and awarded PLN 27,488,299.50 (approximately $6.8 million) to Solartechnik. In addition, Solartechnik was awarded PLN 300,275.32 plus EUR 156,114.84 (approximately $240,000), being legal and arbitration costs. On October 3, 2024, the Company sold Solis and its subsidiaries to Solis Trustee Special Vehicle Limited, the Solis Bondholders’ ownership vehicle, for €1 in accordance with the terms of the Solis Bonds, as amended. See Subsequent Events Footnote 23 for further details.

On October 15, 2024 Sunrise Development LLC requested a hearing be scheduled in binding arbitration against the Company, two of its former indirect wholly owned subsidiaries, ALT US 03 and ALT US 04, and its majority shareholder, Alternus Energy Group PLC (“AEG”), to be conducted in Minneapolis, MN in accordance with the Commercial Arbitration Rules of the American Arbitration Association (the “AAA”), claiming that approximately $5 million is due and owed to Sunrise pursuant to a settlement agreement by and among the parties, plus costs, expenses, legal fees and interest. The Company has accrued a liability for this loss contingency in the amount of approximately $5 million, which represents the contractual amount allegedly owed. It is reasonably possible that the potential loss may exceed our accrued liability due to costs, expenses, legal fees, and interest that are also alleged by Sunrise as owed, but at the time of filing this report, we are unable to determine an estimate of that possible additional loss in excess of the amount accrued. The Company is vigorously defending itself in this action. On November 5, 2024, ALT US 03 and ALT US 04 were sold to AEG, pursuant to a Share Purchase Agreement.

Commitments

On October 14, 2024, the Company entered into a settlement agreement and release with Morgan Franklin Consulting LLC (“MF”) related to the settlement of payments owed to MF for services rendered in the total amount of $276,796 through twelve equal monthly installments commencing in October of 2024.

Contingencies

On August 7, 2024, the “Company entered into a ‘Heads of Terms’ for Joint Business Venture (the “Agreement”) with Hover Energy LLC and its affiliates (“Hover”) to establish a joint venture (the “JV”) for the financing, development, management and operation of ‘Microgrid Projects’ utilizing Hover Wind-Powered Microgrid™ technology, as required. Pursuant to the said JV, the Company and Hover have agreed to have a 51% interest and a 49% interest in the JV, for which, the Company has issued 200,000 shares of restricted common stock to Hover valued at $10.00 per share and will issue and commit 140,000 additional shares of restricted common stock, and Hover will contribute 100% of its projects and project pipeline.

17.	Commitments and Contingencies

Litigation

The Company recognizes a liability for loss contingencies when it believes it is probable a liability has occurred and the amount can be reasonably estimated. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, the Company accrues that amount. When no amount within the range is a better estimate than any other amount, the Company accrues the minimum amount in the range. The Company has established an accrual for those legal proceedings and regulatory matters for which a loss is both probable and the amount can be reasonably estimated.

On May 4, 2023 Alternus received notice that Solartechnik, an international group specializing in solar installations, filed an arbitration claim against Alternus Energy Group PLC, Solis Bond Company DAC and ALT POL HC 01 SP. Z.o.o. in the Court of Arbitration at the Polish Chamber of Commerce, claiming that PLN 24,980,589 (approximately $5.8 million) is due and owed to Solartechnik pursuant to a preliminary share purchase agreement by and among the parties that did not ultimately close, plus costs, expenses, legal fees and interest. The Company has accrued a liability for this loss contingency in the amount of approximately $6.8 million, which represents the contractual amount allegedly owed. It is reasonably possible that the potential loss may exceed our accrued liability due to costs, expenses, legal fees and interest that are also alleged by Solartechnik as owed, but at the time of filing this report we are unable to determine an estimate of that possible additional loss in excess of the amount accrued. The arbitration is in its early stages, and the Company intends to vigorously defend this action.

Amendment to Agreement with Hover Energy, LLC

On October 31, 2023, the Company amended its agreement with Hover Energy, LLC to extend the remaining $500,000 of Prepaid Development Fees to June 30, 2024.